23. Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information
2018	March 31,	June 30,	September 30,	December 31,

Interest income	$6,776,838	$7,028,859	$7,517,022	$7,791,884
Interest expense	868,749	938,499	1,220,145	1,457,695
Provision for loan losses	180,000	180,000	210,000	210,000
Non-interest income	1,395,670	1,690,161	1,542,793	1,552,684
Non-interest expense	4,731,116	5,103,975	4,874,332	5,185,603
Net income	1,982,543	2,002,654	2,269,732	2,142,603
Earnings per common share	0.38	0.39	0.44	0.40

2017	March 31,	June 30,	September 30,	December 31,

Interest income	$6,156,393	$6,444,837	$6,820,165	$7,019,554
Interest expense	734,411	749,504	796,192	788,283
Provision for loan losses	150,000	150,000	150,000	200,000
Non-interest income	1,370,218	1,381,731	1,449,247	1,383,196
Non-interest expense	4,731,119	4,892,568	4,842,116	4,700,520
Net income	1,414,216	1,499,513	1,792,949	1,524,620
Earnings per common share	0.27	0.29	0.35	0.30